Consolidated Statements of Income and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales revenue, net	$ 4,284,114			$ 290
Cost of goods sold	370,064			58
Gross profit	3,914,050			232
Selling and marketing expenses	3,357,973	3,459	28,499	68,804
General and administrative expenses	230,339	157,667	709,735	597,873
Total operating expenses	3,588,312	161,126	738,234	666,677
Income (loss) from operations	325,738	(161,126)	(738,234)	(666,445)
Interest expense		(4,973)	(4,970)	(15,102)
Interest income	24
Other (expense) income, net			(4,321)	(9,339)
Income (loss) before provision for income taxes	325,762	(166,099)	(747,525)	(690,886)
Provision for income taxes	92,955
Net income (loss)	232,807	(166,099)	(747,525)	(690,886)
Net income attributable to noncontrolling interests	13,984
Net income (loss) attributable to Tengjun stockholders	218,823	(166,099)
Net income (loss)	232,807	(166,099)	(747,525)	(690,886)
Other comprehensive income (loss):
Foreign currency translation adjustment	(9,438)	6,597	(36,291)	(68,201)
Comprehensive income (loss)	223,369	(159,502)	$ (783,816)	$ (759,087)
Comprehensive income attributable to noncontrolling interests	13,507
Comprehensive income (loss) attributable to Tengjun stockholders	$ 209,862	$ (159,502)
Net Loss Per Common Share:
Net income (loss) per common share - basic and diluted (in Dollars per share)	$ 0	$ (0.01)	$ (0.04)	$ (0.04)
Weighted average shares outstanding:
Basic and diluted (in Shares)	65,309,169	19,285,714	20,294,447	19,285,714